Debt Obligations (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Long-term [Abstract]
Long-term debt		$ 5,718.8	$ 2,855.5
Long-term debt including Unamortized premium(discount) and Debt issuance costs		5,761.5	2,885.4
Debt issuance costs		(42.7)	(29.9)
Total debt		5,938.1	3,038.3
Letters of credit outstanding		12.9	44.1
TRC Senior Secured Term Loan due February 2022 [Member]
Long-term [Abstract]
Long-term debt		160.0	0.0
Unamortized discount		$ (2.5)	0.0
Maturity date		Feb. 28, 2022
Atlas Pipeline Partners [Member] | Senior Unsecured 6 5/8% Notes due October 2020 [Member]
Long-term [Abstract]
Interest rate on fixed rate debt		6.625%
Revolving Credit Facility [Member] | TRC Senior Secured Revolving Credit Facility due October 2017 [Member]
Long-term [Abstract]
Long-term debt		$ 0.0	102.0
Maturity date		Oct. 03, 2017
Revolving Credit Facility [Member] | TRC Senior Secured Revolving Credit Facility due February 2020 [Member]
Long-term [Abstract]
Long-term debt	[1]	$ 440.0	0.0
Maturity date		Feb. 29, 2020
Letters of credit outstanding	[1]	$ 0.0	0.0
Maximum borrowing capacity		670.0
Remaining borrowing capacity		230.0
Senior Unsecured Notes [Member] | Atlas Pipeline Partners [Member] | Senior Unsecured 6 5/8% Notes due October 2020 [Member]
Long-term [Abstract]
Long-term debt	[2],[3],[4]	12.9	0.0
Unamortized premium	[4]	$ 0.2	0.0
Maturity date		Oct. 01, 2020
Interest rate on fixed rate debt		6.625%
Senior Unsecured Notes [Member] | Atlas Pipeline Partners [Member] | Senior Unsecured 4 3/4% Notes due November 2021 [Member]
Long-term [Abstract]
Long-term debt	[3],[4]	$ 6.5	0.0
Maturity date		Nov. 15, 2021
Interest rate on fixed rate debt		4.75%
Senior Unsecured Notes [Member] | Atlas Pipeline Partners [Member] | Senior Unsecured 5 7/8% Notes due August 2023 [Member]
Long-term [Abstract]
Long-term debt	[3],[4]	$ 48.1	0.0
Unamortized premium	[4]	$ 0.5	0.0
Maturity date		Aug. 01, 2023
Interest rate on fixed rate debt		5.875%
Targa Resources Partners LP [Member] | Senior Unsecured 6 5/8% Notes due October 2020 [Member]
Long-term [Abstract]
Interest rate on fixed rate debt		6.625%
Targa Resources Partners LP [Member] | Revolving Credit Facility [Member] | TRP Senior Secured Revolving Credit Facility due October 2017 [Member]
Long-term [Abstract]
Long-term debt	[4],[5]	$ 280.0	0.0
Maturity date		Oct. 31, 2017
Letters of credit outstanding	[5]	$ 12.9	44.1
Maximum borrowing capacity		1,600.0
Remaining borrowing capacity		1,307.1
Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member] | Senior Unsecured 5% Notes due January 2018 [Member]
Long-term [Abstract]
Long-term debt	[4]	$ 1,100.0	0.0
Maturity date		Jan. 15, 2018
Interest rate on fixed rate debt		5.00%
Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member] | Senior Unsecured 4 1/8% notes due November 2019 [Member]
Long-term [Abstract]
Long-term debt	[4]	$ 800.0	800.0
Maturity date		Nov. 15, 2019
Interest rate on fixed rate debt		4.125%
Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member] | Senior Unsecured 6 5/8% Notes due October 2020 [Member]
Long-term [Abstract]
Long-term debt	[2],[4]	$ 342.1	0.0
Unamortized premium	[4]	$ 5.0	0.0
Maturity date		Oct. 01, 2020
Interest rate on fixed rate debt		6.625%
Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member] | Senior Unsecured 6 7/8% Notes due February 2021 [Member]
Long-term [Abstract]
Long-term debt	[4]	$ 483.6	483.6
Unamortized discount	[4]	$ (22.1)	(25.2)
Maturity date		Feb. 01, 2021
Interest rate on fixed rate debt		6.875%
Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member] | Senior Unsecured 6 3/8% Notes due August 2022 [Member]
Long-term [Abstract]
Long-term debt	[4]	$ 300.0	300.0
Maturity date		Aug. 01, 2022
Interest rate on fixed rate debt		6.375%
Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member] | Senior Unsecured 5 1/4% Notes due May 2023 [Member]
Long-term [Abstract]
Long-term debt	[4]	$ 583.7	600.0
Maturity date		May 01, 2023
Interest rate on fixed rate debt		5.25%
Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member] | Senior Unsecured 4 1/4% Notes due November 2023 [Member]
Long-term [Abstract]
Long-term debt	[4]	$ 623.5	625.0
Maturity date		Nov. 15, 2023
Interest rate on fixed rate debt		4.25%
Targa Resources Partners LP [Member] | Senior Unsecured Notes [Member] | Senior Unsecured 6 3/4% Notes due March 2024 [Member]
Long-term [Abstract]
Long-term debt	[4]	$ 600.0	0.0
Maturity date		Mar. 15, 2024
Interest rate on fixed rate debt		6.75%
Targa Resources Partners LP [Member] | Accounts Receivable Securitization Facility [Member] | Accounts Receivable Securitization Facility Due December 2016 [Member]
Current Obligations of the Partnership [Abstract]
Current debt	[4]	$ 219.3	$ 182.8
Long-term [Abstract]
Maturity date		Dec. 31, 2016

[1]	As of December 31, 2015, availability under TRC's $670.0 million senior secured revolving credit facility was $230.0 million.
[2]	In May 2015, the Partnership exchanged TRP 6.625% Senior Notes with the same economic terms to holders of the 6.625% APL Notes that validly tendered such notes for exchange to us.
[3]	While the Partnership consolidates the debt acquired in the Atlas mergers, APL debt is not guaranteed by us nor the Partnership.
[4]	While we consolidate the debt of the Partnership in our financial statements, we do not have the obligation to make interest payments or debt payments with respect to the debt of the Partnership.
[5]	As of December 31, 2015, availability under the Partnership's $1.6 billion senior secured revolving credit facility ("TRP Revolver") was $1,307.1 million.